Bank Loans - Schedule of Short-Term Bank Debt (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Debt Disclosure [Abstract]
Secured short-term loans	$ 4,830,062		$ 6,584,664
Total short-term bank loans	$ 4,830,062	$ 6,584,664	$ 6,584,664